TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables		Rp 15,574	Rp 13,518
Other payables		217	172
Total trade and other payables	$ 1,164	Rp 15,791	Rp 13,690